UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23086

WP Trust

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
15 West Center Street
Lawrenceburg, IN 47025

(Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end:  11.30/2016

Date of reporting period: 02/29/2016

Item 1.	Schedules of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS- 77.03%	Shares	Fair Value

Equity Funds - 77.03%
iShares Russell 2000 ETF (a)	12,100	$1,243,275

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,204,765)		1,243,275

OPTIONS PURCHASED (Proceeds $1,277) - 0.02% (b)		375

SHORT-TERM INVESTMENTS - 22.81%
Federated Government Obligations Fund - Institutional Class, 0.19% (c)	368,171	368,171
TOTAL SHORT-TERM INVESTMENTS (Cost $368,171)		368,171

TOTAL INVESTMENTS (Cost $1,574,213) – 99.86%		$1,611,821

OPTIONS WRITTEN (Proceeds $45,816) - (2.23%)		(35,990)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.37%		38,287

NET ASSETS - 100%		$1,614,118

(a)	All or a portion of the security is segregated as collateral for call options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the rate at February 29, 2016, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
February 29, 2016 (Unaudited)

OPTIONS PURCHASED - 0.02%

PUT OPTIONS PURCHASED - 0.02%

	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,640.00	3/18/2016	3	$120
CBOE S&P 500 Index	$1,545.00	3/31/2016	3	255
TOTAL PUT OPTIONS PURCHASED (Proceeds $1,277)				$375

TOTAL OPTIONS PURCHASED (Proceeds $1,277)				$375

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of the financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
February 29, 2016 (Unaudited)

OPTIONS WRITTEN - (2.23)%

CALL OPTIONS WRITTEN - (1.19)%	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,960.00	3/2/2016	8	$1,480
iShares Russell 2000 ETF	$120.00	1/20/2017	115	17,710
TOTAL CALL OPTIONS WRITTEN (Proceeds $26,530)				$19,190

PUT OPTIONS WRITTEN - (1.04)%
SPDR S&P 500 ETF Trust	$160.00	1/20/2017	30	$16,800
TOTAL PUT OPTIONS WRITTEN (Proceeds $19,286)				$16,800

TOTAL OPTIONS WRITTEN (Proceeds $45,816)				$35,990

[1]	Each option contract is equivalent to 100 shares/units of the underlying ETF/Index. All options are non-income producing.

The accompanying notes are an integral part of the financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS- 95.12%	Shares	Fair Value

Equity Funds - 95.12%
iShares MSCI EAFE ETF (a)	22,100	$1,184,560

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,193,520)		1,184,560

OPTIONS PURCHASED (Proceeds $1,300) - 0.03% (b)		375

SHORT-TERM INVESTMENTS - 4.37%
Federated Government Obligations Fund - Institutional Class, 0.19% (c)	54,428	54,428
TOTAL SHORT-TERM INVESTMENTS (Cost $54,428)		54,428

TOTAL INVESTMENTS (Cost $1,249,248) – 99.52%		$1,239,363

OPTIONS WRITTEN (Proceeds $42,466) - (2.34%)		(29,095)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.82%		35,098

NET ASSETS - 100%		$1,245,366

(a)	All or a portion of the security is segregated as collateral for call options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the rate at February 29, 2016, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
February 29, 2016 (Unaudited)

OPTIONS PURCHASED - 0.03%

PUT OPTIONS PURCHASED - 0.03%

	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,640.00	3/18/2016	3	$120
CBOE S&P 500 Index	$1,545.00	3/31/2016	3	255
TOTAL PUT OPTIONS PURCHASED (Proceeds $1,300)				$375

TOTAL OPTIONS PURCHASED (Proceeds $1,300)				$375

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of the financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
February 29, 2016 (Unaudited)

OPTIONS WRITTEN - (2.34)%

CALL OPTIONS WRITTEN - (0.99)%	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,960.00	3/2/2016	8	$1,480
iShares MSCI EAFE ETF	$70.00	1/19/2018	210	10,815
TOTAL CALL OPTIONS WRITTEN (Proceeds $23,049)				$12,295

PUT OPTIONS WRITTEN - (1.35)%
SPDR S&P 500 ETF Trust	$160.00	1/20/2017	30	$16,800
TOTAL PUT OPTIONS WRITTEN (Proceeds $19,417)				$16,800

TOTAL OPTIONS WRITTEN (Proceeds $42,466)				$29,095

[1]	Each option contract is equivalent to 100 shares/units of the underlying ETF/Index. All options are non-income producing.

The accompanying notes are an integral part of the financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS- 47.52%	Shares	Fair Value

Debt Funds - 47.52%
iShares iBoxx $ High Yield Corporate Bond ETF (a)	15,100	$1,209,208

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,181,912)		1,209,208

CLOSED END FUNDS- 20.13%

Closed End Funds - 20.13%
Alpine Total Dynamic Dividend Fund	20,000	139,200
Deutsche Global High Income Fund, Inc.	22,920	170,525
Deutsche High Income Opportunities Fund, Inc.	15,814	202,577
		512,302

TOTAL CLOSED END FUNDS (Cost $510,965)		512,302

OPTIONS PURCHASED (Proceeds $1,313) - 0.01% (b)		375

SHORT-TERM INVESTMENTS - 41.53%
Federated Government Obligations Fund - Institutional Class, 0.19% (c)	1,056,888	1,056,888
TOTAL SHORT-TERM INVESTMENTS (Cost $1,056,888)		1,056,888

TOTAL INVESTMENTS (Cost $2,751,078) – 109.19%		$2,778,773

OPTIONS WRITTEN (Proceeds $65,734) - (2.12%)		(53,990)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (7.07%)		(180,019)

NET ASSETS - 100%		$2,544,764

(a)	All or a portion of the security is segregated as collateral for call options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the rate at February 29, 2016, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
February 29, 2016 (Unaudited)

OPTIONS PURCHASED - 0.01%

PUT OPTIONS PURCHASED - 0.01%

	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,640.00	3/18/2016	3	$120
CBOE S&P 500 Index	$1,545.00	3/31/2016	3	255
TOTAL PUT OPTIONS PURCHASED (Proceeds $1,313)				$375

TOTAL OPTIONS PURCHASED (Proceeds $1,313)				$375

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of the financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
February 29, 2016 (Unaudited)

OPTIONS WRITTEN - (2.12)%

CALL OPTIONS WRITTEN - (0.36)%	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,960.00	3/2/2016	8	$1,480
iShares iBoxx High Yield Corporate Bond ETF	$84.00	1/19/2018	71	7,810
TOTAL CALL OPTIONS WRITTEN (Proceeds $17,158)				$9,290

PUT OPTIONS WRITTEN - (1.76)%
SPDR S&P 500 ETF Trust	$160.00	1/20/2017	30	$16,800
iShares iBoxx High Yield Corporate Bond ETF	$78.00	1/19/2018	30	$27,900
TOTAL PUT OPTIONS WRITTEN (Proceeds $48,576)				$44,700

TOTAL OPTIONS WRITTEN (Proceeds $65,734)				$53,990

[1]	Each option contract is equivalent to 100 shares/units of the underlying ETF/Index. All options are non-income producing.

The accompanying notes are an integral part of the financial statements.

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULES OF INVESTMENTS
February 29, 2016 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the WP Family of Funds (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULES OF INVESTMENTS
February 29, 2016 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of February 29, 2016.

WP Smaller Companies Income Plus Fund
Financial Instruments – Assets
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$1,243,275	$-	$1,243,275
Put Options Purchased	375	-	375
Money Market Funds	368,171	-	368,171
Total Assets	$1,611,821	$-	$1,611,821

Derivative Instruments – Liabilities
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call Options Written	$19,190	$-	$19,190
Put Options Written	16,800	-	16,800
Total Liabilities	$35,990	$-	$35,990

WP International Companies Income Plus Fund
Financial Instruments – Assets
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$1,184,560	$-	$1,184,560
Put Options Purchased	375	-	375
Money Market Funds	54,428	-	54,428
Total Assets	$1,239,363	$-	$1,239,363

Derivative Instruments – Liabilities
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call Options Written	$12,295	$-	$12,295
Put Options Written	16,800	-	16,800
Total Liabilities	$29,095	$-	$29,095

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULES OF INVESTMENTS
February 29, 2016 (Unaudited)

WP Income Plus Fund
Financial Instruments – Assets
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Closed-End Funds (2)	$512,302	$-	$512,302
Exchange-Traded Funds (2)	1,209,208	-	1,209,208
Put Options Purchased	375	-	375
Money Market Funds	1,056,888	-	1,056,888
Total Assets	$2,778,773	$-	$2,778,773

Derivative Instruments – Liabilities
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call Options Written	$9,290	$-	$9,290
Put Options Written	44,700	-	44,700
Total Liabilities	$53,990	$-	$53,990

(1)	As of and during the period since inception from December 31, 2015 through February 29, 2016, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All closed-end funds (“CEFs”) and exchange traded funds (“ETFs”) held in the Funds are Level 1 securities. For a detailed break-out of CEFs and ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the period since inception from December 31, 2015 through February 29, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the period since inception from December 31, 2015 through February 29, 2016, no securities were fair valued.

Options – The Funds’ option strategies consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Funds, but exposes them to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Funds for the options. The sale of call options generates income for the Funds, but may limit the Funds’ participation in equity market gains. The Funds’ investment advisor seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Funds write or purchases an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Funds give up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Funds. The Funds will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Exchange-Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees’ fees, and marketing expenses, and ETF shareholders, such as the Funds, pay their proportionate share of these expenses. Your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs. By investing in the Funds, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Funds invests in addition to the Funds’ direct fees and expenses.

Derivative Transactions

As of February 29, 2016, portfolio securities were held in escrow by the custodian as cover for call options written by the Funds with values as follows.

Value
WP Smaller Companies Income Plus Fund	$1,243,033
WP International Companies Income Plus Fund	1,185,233
WP Income Plus Fund	1,486,430

Transactions in options written during the period since inception from December 31, 2015 through February 29, 2016 were as follows:

WP Smaller Companies Income Plus Fund	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	156	45,692
Options covered	(18)	(15,222)
Options exercised	-	-
Options expired	(15)	(3,940)
Options outstanding end of period	123	$26,530

Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	30	19,286
Options covered	-	-
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	30	$19,286

WP International Companies Income Plus Fund	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	251	42,836
Options covered	(18)	(15,807)
Options exercised	-	-
Options expired	(15)	(3,980)
Options outstanding end of period	218	$23,049

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	30	19,417
Options covered	-	-
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	30	$19,417

WP Income Plus Fund	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	114	36,067
Options covered	(18)	(14,702)
Options exercised	-	-
Options expired	(17)	(4,207)
Options outstanding end of period	79	$17,158

Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	60	48,576
Options covered	-	-
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	60	$48,576

* One option contract is equivalent to one hundred shares/units of the underlying ETF/Index.

As of February 29, 2016, the Statements of Assets and Liabilities included the following financial derivative instrument fair values:

WP Smaller Companies Income Plus Fund
Assets	Equity Contracts	Total
Put options purchased, at value	$375	$375
Total Assets	$375	$375

Liabilities	Equity Contracts	Total
Call options written, at value	$19,190	$19,190
Put options written, at value	16,800	16,800
Total Liabilities	$35,990	$35,990

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

WP International Companies Income Plus Fund
Assets	Equity Contracts	Total
Put options purchased, at value	$375	$375
Total Assets	$375	$375

Liabilities	Equity Contracts	Total
Call options written, at value	$12,295	$12,295
Put options written, at value	16,800	16,800
Total Liabilities	$29,095	$29,095

WP Income Plus Fund
Assets	Equity Contracts	Total
Put options purchased, at value	$375	$375
Total Assets	$375	$375

Liabilities	Equity Contracts	Total
Call options written, at value	$9,290	$9,290
Put options written, at value	44,700	44,700
Total Liabilities	$53,990	$53,990

For the period since inception from December 31, 2015 through February 29, 2016, financial derivative instruments had the following effect on the Statements of Operations:

WP Smaller Companies Income Plus Fund
Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Put options purchased	$(902)	$(902)
Call options written	7,340	7,340
Put option written	2,486	2,486
	$8,924	$8,924

Net realized loss on:	Equity Contracts	Total
Put options purchased	$(779)	$(779)
Call options written	(4,391)	(4,391)
Put option written	-	-
	$(5,170)	$(5,170)

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

WP International Companies Income Plus Fund
Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Put options purchased	$(925)	$(925)
Call options written	10,754	10,754
Put option written	2,617	2,617
	$12,446	$12,446

Net realized gain (loss) on:	Equity Contracts	Total
Put options purchased	$(801)	$(801)
Call options written	(4,692)	(4,692)
Put option written	-	-
	$(5,493)	$(5,493)

WP Income Plus Fund
Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Put options purchased	$(938)	$(938)
Call options written	7,868	7,868
Put option written	3,876	3,876
	$10,806	$10,806

Net realized loss on:	Equity Contracts	Total
Put options purchased	$(773)	$(773)
Call options written	(4,804)	(4,804)
Put option written	-	-
	$(5,577)	$(5,577)

The following tables present the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of February 29, 2016.

WP Smaller Companies Income Plus Fund
Liabilities:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$35,990	(1)	$35,990	(2)	$-	$-
Total	$35,990	(1)	$35,990	(2)	$-	$-

WP Trust

WP Family of Funds
NOTES TO THE SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

WP International Companies Income Plus Fund

Liabilities:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$29,095	(1)	$29,095	(2)	$-	$-
Total	$29,095	(1)	$29,095	(2)	$-	$-

WP Income Plus Fund

Liabilities:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$53,990	(1)	$53,990	(2)	$-	$-
Total	$53,990	(1)	$53,990	(2)	$-	$-

(1)	Written options at value as presented in the Schedules of Investments.
(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments February 29, 2016 were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
WP Smaller Companies Income Plus Fund	$1,536,084	$41,226	$(1,479)	$39,747
WP International Companies Income Plus Fund	1,214,502	8,618	(12,852)	(4,234)
WP Income Plus Fund	2,693,435	34,967	(3,619)	31,348

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to mark-to-market on 1256 contracts.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  WP Trust

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	April 29, 2016

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	April 29, 2016